Derivative liabilities	9 Months Ended
May 31, 2025
Derivative liabilities
Derivative liabilities

13. Derivative liabilities

Warrants issued to common shareholders

On January 19, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 412 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of US$5,683.50 ($7,600.50).

On February 17, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 353 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of US$5,683.50 ($7,654.50).

On April 19, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 283 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of US$5,683.50 ($7,614.00).

On June 16, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 367 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of US$5,467.50 ($7,222.50).

On August 2, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 368 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of US$5,467.50 ($7,249.50).

On September 20, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 277 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of US$5,467.50 ($7,344.00).

On December 13, 2023, the Company agreed to reduce the exercise price of 2,060 of its previously issued warrants to US$1,417.50 ($2,046.59). For the fiscal year ended August 31, 2024, the Company recorded a loss of $896,458 related to the re-pricing of these instruments in net finance income.

On January 14, 2025, as part of a share subscription, the Company issued warrants with the option to purchase 235,320 Voting Common Shares of the Company for a period of five and a half years from the grant date at an exercise price of US$15.00 ($20.64).

The table below lists the assumptions used to determine the fair value of these warrant grants or issuances. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

	Original			Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Issuance date	$	$	%	%	[years]
January 19, 2023	7,600.50	7,600.50	100	3.4	3
February 17, 2023	7,654.50	8,167.50	100	4.0	3
April 19, 2023	7,614.00	7,492.50	75	3.9	3
June 16, 2023	7,222.50	7,425.00	75	4.1	3
August 2, 2023	7,249.50	6,885.00	75	4.8	3
September 20, 2023	7,344.00	5,940.00	75	4.8	3
January 14, 2025	20.64	19.74	99	4.4	5.5

		Number of	Weighted average
	Revised	warrants	remaining
	Exercise price	outstanding	contractual life
Issuance date	$	#	[years]
January 19, 2023	1,950.20	412	0.64
February 17, 2023	1,950.20	353	0.72
April 19, 2023	1,950.20	283	0.88
June 16, 2023	1,950.20	367	1.04
August 2, 2023	1,950.20	368	1.17
September 20, 2023	1,950.20	277	1.31
January 14, 2025	20.64	235,320	5.13

As at May 31, 2025, the derivative liabilities related to the warrants issued to common shareholders amounted to $1,824,411 [August 31, 2024 – $30,564]. For the three-month and nine-month periods ended May 31, 2025, the Company allocated transaction costs of nil and $479,228, respectively, related to the warrants issued during the period, which were recorded in net finance income [May 31, 2024 – nil and $149,472, respectively].

The table below summarizes the movement in the derivative liabilities related to the warrants issued to common shareholders during the nine-month period ended May 31, 2025 and the fiscal year ended August 31, 2024:

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Opening balance	30,564	5,558,822
Additions	3,188,389	765,733
Effect on fair value of repricing of warrants	—	896,458
Change in estimate of fair value	(1,394,542)	(7,190,449)
Closing balance	1,824,411	30,564

For the three-month period ended May 31, 2025, the Company recorded a loss of $21,623 related to the valuation of these instruments in net finance expense (income) [May 31, 2024 – gain of $433,457] [note 18]. For the nine-month period ended May 31, 2025, the Company recorded a gain of $1,394,542 related to the valuation of these instruments in net finance expense (income) [May 31, 2024 – $5,652,884] [note 18].

Series A Convertible Preferred Shares

On December 13, 2023, the Company authorized the issuance of Series A Convertible Preferred Shares. This class of shares ranked senior to the Voting Common Shares but retained no voting rights. They had a stated value of US$1,000 per share and were convertible into Voting Common Shares of the Company at the election of the holder at any time at a price of US$1,417.50 per share, exercise price subject to adjustment. The Series A Convertible Preferred Shares were convertible at the election of its holder into that number of Voting Common Shares determined by dividing its stated value (plus any and all other amounts which may be owing in connection therewith) by the exercise price, subject to certain beneficial ownership limitations which prohibited any holder from converting into an amount of Voting Common Shares that would cause such holder to beneficially own more than 4.99% of the then outstanding Voting Common Shares). On the one-year anniversary of the original issuance date, the Series A Convertible Preferred Shares automatically converted into Voting Common Shares at the lesser of the then exercise price, and 80% of the average volume-weighted average price of the Company’s Voting Common Shares during the five trading days ending on, and including, such date. The conversion price for the Series A Convertible Preferred Shares had a floor of US$405.00. The holder also received 1 warrant to purchase Voting Common Shares per US$1,000 stated value of the Series A Convertible Preferred Shares held that are exercisable for a period of 5 years from the issuance date at a price of US$1,417.50 per share. In addition, the holder received an option to purchase one additional Series A Convertible Preferred Share and 1 warrant to purchase Voting Common Shares per each Series A Convertible Preferred Share held for a period of 6 months from the issuance date at the stated value of US$1,000.

On December 21, 2023, the Company issued 3,000 Series A Convertible Preferred Shares and 2,124 warrants to purchase Voting Common Shares for a total cash consideration of $4,036,025 (US$3,000,000). For the fiscal year ended August 31, 2024, the Company incurred transaction costs of $615,306 related to this issuance.

During the fiscal year ended August 31, 2024, 650 Series A Convertible Preferred Shares were converted into 1,165 Voting Common Shares at a value of $301,997 [Note 15].

On August 16, 2024, 2,124 warrants to purchase Voting Common Shares issued to Series A Convertible Preferred shareholders were exchanged for 4,186 Voting Common Shares and 48 Pre-Funded Warrants [Note 15]. As a result of this transaction, the Company recorded a loss of $1,715,543 in net finance income with a corresponding increase in Capital Stock in the fiscal year ended August 31, 2024.

During the nine-month period ended May 31, 2025, 400 Series A Convertible Preferred Shares were converted into 988 Voting Common Shares at a value of $136,689 [Note 15].

On December 21, 2024, the Company forced the conversion of 1,950 Series A Convertible Preferred Shares into 4,821 Common Shares at a value of $103,268 [Note 15].

Given the variability associated with the various components of this instrument, these instruments were recorded as derivative liabilities and were subject to fair value adjustments at the issuance date and at subsequent balance sheet dates. The fair value was determined using the Monte Carlo simulation run under the Geometric Brownian Motion. Since the fair value is based on valuation using unobservable market inputs, the Company did not recognize the loss on initial recognition. The difference between the fair value at initial recognition and the transaction price was deferred and is recognized over time based on the individual terms of each financial instrument. This difference determined was due to delays in negotiations, the changes in the capital market and the Company’s liquidity situation.

The table below summarizes the movement in the derivative liabilities related to the Series A Convertible Preferred Shares including the related warrants and options to purchase additional Series A Convertible Preferred Shares and related warrants during the nine-month period ended May 31, 2025 and the fiscal year ended August 31, 2024:

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Opening balance	694,232	—
Fair value at issuance	—	12,744,593
Deferred loss at issuance	—	(8,737,194)
Revaluation at the end of the period	(1,258,951)	(10,336,357)
Amortization of the deferred loss during the period	—	7,325,187
Accelerated amortization of the deferred loss during the period	804,676	—
Voluntary conversions to Voting Common Shares during the period [Note 19]	(136,689)	(301,997)
Forced conversions to Voting Common Shares during the period [Note 19]	(103,268)	—
Closing balance	—	694,232

For the three-month and nine-month periods ended May 31, 2025, the Company recorded a gain of nil and $454,275, respectively [May 31, 2024 – loss of $1,044,557 and gain of $355,401, respectively], related to the valuation of these instruments in net finance income [note 18]. Included in this gain is the accelerated amortization of the deferred loss at issuance. The portion of this balance that was applicable to the Series A Convertible Preferred Shares was written off completely at November 30, 2024 because the amount of the deferred loss balance at that date exceeded the fair value attributable to these instruments at that date. As such, the Company recorded an accelerated loss of $804,676 on these instruments for the nine-month period ended May 31, 2025 [May 31, 2024 – Nil].

Series B Convertible Preferred Shares

On December 13, 2023, the Company authorized the issuance of Series B Convertible Preferred Shares. This class of shares ranked senior to the Voting Common Shares but retained no voting rights. They had a stated value of US$1,000 per share and were convertible into Voting Common Shares of the Company at the election of the holder at any time at a price of US$1,417.50 per share, exercise price subject to adjustment. The Series B Convertible Preferred Shares were convertible at the election of its holder into that number of Voting Common Shares determined by dividing its stated value (plus any and all other amounts which may be owing in connection therewith) by the exercise price, subject to certain beneficial ownership limitations which prohibited any holder from converting into an amount of Voting Common Shares that would cause such holder to beneficially own more than 4.99% of the then outstanding Voting Common Shares). On the one-year anniversary of the original issuance date, the Series B Convertible Preferred Shares automatically converted into Voting Common Shares at the lesser of the then exercise price, and 80% of the average volume-weighted average price of the Company’s Voting Common Shares during the five trading days ending on, and including, such date. The conversion price for the Series B Convertible Preferred Shares had a floor of US$405.00. The holder also received 1 warrant to purchase Voting Common Shares per US$1,000 stated value of the Series B Convertible Preferred Shares held that are exercisable for a period of 5 years from the issuance date at a price of US$1,417.50 per share.

On January 17, 2024, the Company issued 3,000 Series B Convertible Preferred Shares and 2,117 warrants to purchase Voting Common Shares for a total cash consideration of $4,044,900 (US$3,000,000). For the fiscal year ended August 31, 2024, the Company incurred transaction costs of $839,195 related to this issuance, which were recorded in net finance income.

On January 17, 2025, the Company forced the conversion of 3,000 Series B Convertible Preferred Shares into 7,408 Common Shares at a value of $195,806 [Note 15].

Given the variability associated with the various components of this instrument, these instruments were recorded as derivative liabilities and were subject to fair value adjustments at the issuance date and at subsequent balance sheet dates. The fair value was determined using the Monte Carlo simulation run under the Geometric Brownian Motion. Since the fair value is based on valuation using unobservable market inputs, the Company did not recognize the loss on initial recognition. The difference between the fair value at initial recognition and the transaction price was deferred and is recognized over time based on the individual terms of each financial instrument. This difference determined was due to delays in negotiations, the changes in the capital market and the Company’s liquidity situation.

The table below summarizes the movement in the derivative liabilities related to the Series B Convertible Preferred Shares including the related warrants during the nine-month period ended May 31, 2025 and the fiscal year ended August 31, 2024:

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Opening balance	1,455,594	—
Fair value at issuance	—	6,888,006
Deferred loss at issuance	—	(2,841,008)
Forced conversions to Voting Common Shares during the period [Note 19]	(195,806)	—
Revaluation at the end of the period	(2,035,649)	(4,642,780)
Amortization of the deferred loss during the period	—	1,674,778
Accelerated amortization of the deferred loss during the period	789,633	376,598
Closing balance	13,772	1,455,594

For the three-month and nine-month periods ended May 31, 2025, the Company recorded a loss of $13,192 and a gain of $1,246,016, respectively [May 31, 2024 – gain of $206,656 and loss of $94,801, respectively], related to the valuation of these instruments in net finance income [note 18]. Included in this gain is the accelerated amortization of the deferred loss at issuance. The portion of this balance that was applicable to the Series B Convertible Preferred Shares was written off completely at November 30, 2024 because the amount of the deferred loss balance at that date exceeded the fair value attributable to these instruments at that date. As such, the Company recorded an accelerated loss of $789,633 on these instruments for the nine-month period ended May 31, 2025 [May 31, 2024 – Nil].